SIGNIFICANT ACCOUNTING POLICIES, Deferred Offering Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Offering Costs [Abstract]
Deferred offering costs		$ 2,096
Payment of deferred offering costs	$ 2,096